LAZARD RETIREMENT SERIES, INC.
30 Rockefeller Plaza
New York, New York 10112

June 1, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Lazard Retirement Series, Inc. (the "Fund") Registration File Nos. 333-22309; 811-08071 CIK: 0001033669

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)

the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement, which is the Fund's most recent amendment to its Registration Statement; and

(2)	the text of Post-Effective Amendment No. 4 to the Fund's Registration Statement was filed electronically on May 1, 2000.

LAZARD RETIREMENT SERIES, INC.

By:	/s/ DAVID M. GOLDENBERG David M. Goldenberg Vice President and Secretary